CONVERTIBLE NOTES (Details Narrative) - USD ($)			1 Months Ended		2 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended
	Jan. 16, 2025	Nov. 02, 2024	Oct. 31, 2024	Sep. 30, 2021	Dec. 31, 2024	Sep. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Jan. 03, 2024
Short-Term Debt [Line Items]
Amortization of debt discount									$ 545,635	$ 150,000
Change in fair value of derivative liability					$ 539,660
Transfers in or out of Level 3									0
Standby Equity Purchase Agreement [Member]
Short-Term Debt [Line Items]
Fair value derivative liability					1,041,484	$ 0			0
Change in fair value of derivative liability									906,429
Yorkville Convertible Note [Member]
Short-Term Debt [Line Items]
Principal amount	$ 1,100,000
Interest rate	8.00%
Convertible notes outstanding						0		$ 0	0
Interest rate		8.00%
Amortization of debt discount						0			$ 435,635
Convertible promissory note		$ 1,304,758
Converted amount						1,100,000		1,304,758
Principal balance						$ 43,397		$ 52,505
Converted shares						158,582		233,500
Conversion price						$ 7.21		$ 5.81	$ 7.21
Debt Instrument, Maturity Date	Dec. 31, 2025
Yorkville Convertible Note 1 [Member]
Short-Term Debt [Line Items]
Convertible notes outstanding								$ 1,304,758
YA Note-2 [Member]
Short-Term Debt [Line Items]
Convertible notes outstanding						$ 1,100,000			$ 1,100,000
YA Note-1 [Member]
Short-Term Debt [Line Items]
Short-term debt			$ 1,235,178								$ 1,500,000
Interest rate											8.00%
Amortization of debt discount			$ 150,000
Short-term debt replaced		$ 1,235,178
License Agreement [Member] | Purple Bio Tech [Member]
Short-Term Debt [Line Items]
Principal amount				$ 1,500,000
Interest rate				5.00%
Convertible notes outstanding					$ 218,750
Repayment of convertible debt							$ 218,750